Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2020		Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020		Jul. 31, 2019
Interest income
Loans	[1]	$ 6,420		$ 7,066	$ 7,490	$ 20,873		$ 21,745
Securities	[1]	460		567	593	1,577		1,676
Securities purchased under resale agreements and securities borrowed	[1]	57		79	126	235		396
Deposits with financial institutions	[1]	49		126	231	375		715
Interest income	[1]	6,986		7,838	8,440	23,060		24,532
Interest expense
Deposits		2,425		2,922	3,574	8,676		10,394
Subordinated debentures		53		67	77	190		211
Other	[2]	255		432	415	1,132		1,086
Interest expenses		2,733		3,421	4,066	9,998		11,691
Net interest income		4,253		4,417	4,374	13,062		12,841
Non-interest income
Card revenues		164		179	240	608		732
Banking services fees		337		386	445	1,164		1,339
Credit fees		333		330	325	1,003		971
Mutual funds		486		458	472	1,439		1,373
Brokerage fees		225		228	217	677		650
Investment management and trust		225		232	259	708		787
Underwriting and other advisory		202		172	110	538		351
Non-trading foreign exchange		170		184	171	539		506
Trading revenues		736		691	397	1,913		1,112
Net gain on sale of investment securities		145		239	118	425		226
Net income from investments in associated corporations		42		60	190	193		489
Insurance underwriting income, net of claims		113		115	165	377		518
Other fees and commissions		158		191	231	537		728
Other		145		74	(55)	648		443
Total non-interest income		3,481		3,539	3,285	10,769		10,225
Total revenue		7,734		7,956	7,659	23,831		23,066
Provision for credit losses		2,181		1,846	713	4,953		2,274
Profit from operating activity		5,553		6,110	6,946	18,878		20,792
Non-interest expenses
Salaries and employee benefits		2,066		2,192	2,138	6,553		6,328
Premises and technology	[2]	601		590	697	1,801		2,095
Depreciation and amortization	[2]	377		363	276	1,139		782
Communications		105		111	113	325		341
Advertising and business development		98		118	162	349		451
Professional		181		203	197	569		618
Business and capital taxes		130		123	130	394		389
Other		460		663	496	1,669		1,422
Total non-interest expenses		4,018		4,363	4,209	12,799		12,426
Income before taxes		1,535		1,747	2,737	6,079		8,366
Income tax expense		231		423	753	1,125		1,876
Net income		1,304	[3]	1,324	1,984	4,954	[3]	6,490
Net income attributable to non-controlling interests in subsidiaries		(51)		15	120	3		301
Net income attributable to equity holders of the Bank		1,355		1,309	1,864	4,951		6,189
Preferred shareholders and other equity instrument holders		23		66	25	114		118
Common shareholders		$ 1,332		$ 1,243	$ 1,839	$ 4,837		$ 6,071
Earnings per common share (in dollars)
Basic	[4]	$ 1.10		$ 1.03	$ 1.51	$ 3.99		$ 4.96
Diluted	[4]	1.04		1.00	1.50	3.88		4.94
Dividends paid per common share (in dollars)		$ 0.90		$ 0.90	$ 0.87	$ 2.70		$ 2.59

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,839 for the three months ended July 31, 2020 (April 30, 2020 – $7,709; July 31, 2019 – $8,348) and for the nine months ended July 31, 2020 – $22,663 (July 31, 2019 – $24,290).
[2]	The amounts for the periods ended July 31, 2020 and April 30, 2020 have been prepared in accordance with IFRS 16; prior period amounts have not been restated (refer to Notes 3 and 4).
[3]	The amounts for the period ended July 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).
[4]	Earnings per share calculations are based on full dollar and share amounts.